ACQUISITIONS (Assets and Liabilities Acquired) (Detail) - Martinez Acquisition [Member] $ in Millions	Feb. 01, 2020 USD ($)
Business Acquisition [Line Items]
Inventories	$ 224.1
Prepaid and other current assets	5.4
Property, plant and equipment	987.9
Operating lease right of use assets	7.8	[1]
Financing lease right of use assets	63.5	[1]
Deferred charges and other assets, net	63.7
Accrued expenses	(1.4)
Current operating lease liabilities	(1.9)
Current financing lease liabilities	(6.0)	[2]
Long-term operating lease liabilities	(5.9)
Long-term financing lease liabilities	(57.5)
Other long-term liabilities - Environmental obligation	(26.3)
Fair value of net assets acquired	$ 1,253.4

[1]	Operating and Financing lease right of use assets are recorded in Lease right of use assets - third party within the Condensed Consolidated Balance Sheet.
[2]	Current financing lease liabilities are recorded in Accrued expenses within the Condensed Consolidated Balance Sheet.